Discontinued Operations (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent, Total	$ 1,773	$ 339
Assets Held-for-sale, Long Lived	2,920	4,060
Liabilities of Assets Held-for-sale	$ 1,638	$ 1,332